Class A Ordinary Shares Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the condensed balance sheet
The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596

Class A ordinary shares subject to possible redemption	$276,000,000